Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement
Value added tax receivables	€ 498	€ 475
Current value added tax receivables	340	315
Gas volume prepayments, current	41	53
Gas volume prepayments, non-current	94	651
Non-current receivables for investing activities	23	11
Excise duties and consumer taxes	700	516
Current value added tax payables	248	212
Liabilities for prepaid revenues and income	361	398
Current liabilities for prepaid revenues and income	90	75
Cautionary deposits	268	261
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	112	437
Payables related to investing activities	103
within 1 year
Statement
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	73	65
Over 12 months
Statement
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	39	372
Gas and electricity
Statement
Cautionary deposits	223	228
Engie SA
Statement
Current advances received	60	62
Non-current advances received	333	393
Egyptian state-owned partners
Statement
Current advances received		546
Societa Oleodotti Meridionali SpA
Statement
Advances received	391	394
Exploration & Production
Statement
Underlifting positions	316	338
Overlifting imbalances	€ 630	€ 559